CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Southport Acquisition Corp Class A Common Stock Subject to Redemption [Member] Common stock	Southport Acquisition Corp Class A Common Stock Subject to Redemption [Member]	Southport Acquisition Corp Class A common stock Common stock	Southport Acquisition Corp Class A common stock	Southport Acquisition Corp Class B common stock Common stock	Southport Acquisition Corp Additional Paid-in Capital	Southport Acquisition Corp Accumulated Deficit	Southport Acquisition Corp	Total
Balance at the beginning at Dec. 31, 2022			$ 0		$ 575	$ 0	$ (1,457,152)	$ (1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022			0		5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000
Excise tax liability							(1,976,947)	(1,976,947)
Sponsor conversion of Class B common stock			$ 420		$ (420)
Sponsor conversion of Class B common stock (in shares)			4,200,000		(4,200,000)
Sponsor cash capital contribution						800,000		800,000
Sponsor capital contribution for non-redemption agreements						934,906		934,906
Redemption of Class A common stock	$ (197,694,657)	(197,694,657)
Redemption of Class A common stock (in shares)	(18,849,935)
Trust Account withdrawal for tax payments	$ (2,287,729)						2,287,729	2,287,729
Remeasurement of Class A common stock subject to possible redemption	6,707,678					(973,935)	(5,733,743)	(6,707,678)
Remeasurement of Class A common stock subject to possible redemption		6,707,678						(6,707,678)
Net (loss) income							2,729,602	2,729,602	$ 9,163,794
Balance at the ending at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the ending (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Excise tax liability							(322,145)	(322,145)
Sponsor cash capital contribution						235,647		235,647
Sponsor capital contribution for non-redemption agreements						274,973		274,973
Redemption of Class A common stock	$ (32,214,591)
Redemption of Class A common stock (in shares)	(2,986,952)
Trust Account withdrawal for tax payments	$ (489,119)						489,119	489,119
Remeasurement of Class A common stock subject to possible redemption	559,907					(559,907)		(559,907)
Net (loss) income							261,607	261,607
Balance at the ending at Mar. 31, 2024			$ 420		$ 155	711,684	(3,721,930)	(3,009,671)
Balance at the ending (in shares) at Mar. 31, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Mar. 31, 2024	$ 12,566,002
Temporary Equity, Balance at the ending (in shares) at Mar. 31, 2024	1,163,113
Balance at the beginning at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the beginning (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Remeasurement of Class A common stock subject to possible redemption								(723,522)
Net (loss) income								(243,377)	(37,326,897)
Balance at the ending at Jun. 30, 2024			$ 420		$ 155	645,650	(4,226,914)	(3,580,689)
Balance at the ending (in shares) at Jun. 30, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Jun. 30, 2024	$ 12,729,617	$ 12,729,617
Temporary Equity, Balance at the ending (in shares) at Jun. 30, 2024	1,163,113
Balance at the beginning at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the beginning (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Excise tax liability							(447,576)	(447,576)
Sponsor cash capital contribution						644,227		644,227
Sponsor capital contribution for non-redemption agreements						274,973		274,973
Redemption of Class A common stock	$ (44,757,709)	$ 44,757,709
Redemption of Class A common stock (in shares)	(4,112,078)
Trust Account withdrawal for tax payments	$ (489,119)						489,119	489,119
Remeasurement of Class A common stock subject to possible redemption	966,174					(966,174)		(966,174)
Remeasurement of Class A common stock subject to possible redemption		966,174						(966,174)
Net (loss) income							(5,107,051)	(5,107,051)	(89,795,494)
Balance at the ending at Dec. 31, 2024			$ 420		$ 155	713,997	(9,216,019)	(8,501,447)
Balance at the ending (in shares) at Dec. 31, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2024	$ 429,151	$ 429,151
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2024	37,987	37,987
Balance at the beginning at Mar. 31, 2024			$ 420		$ 155	711,684	(3,721,930)	(3,009,671)
Balance at the beginning (in shares) at Mar. 31, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Mar. 31, 2024	$ 12,566,002
Temporary Equity, Balance at the beginning (in shares) at Mar. 31, 2024	1,163,113
Sponsor cash capital contribution						97,581		97,581
Remeasurement of Class A common stock subject to possible redemption	$ 163,615					(163,615)		(163,615)
Remeasurement of Class A common stock subject to possible redemption								(163,615)
Net (loss) income							(504,984)	(504,984)	(22,482,813)
Balance at the ending at Jun. 30, 2024			$ 420		$ 155	645,650	(4,226,914)	(3,580,689)
Balance at the ending (in shares) at Jun. 30, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Jun. 30, 2024	$ 12,729,617	$ 12,729,617
Temporary Equity, Balance at the ending (in shares) at Jun. 30, 2024	1,163,113
Balance at the beginning at Dec. 31, 2024			$ 420		$ 155	713,997	(9,216,019)	(8,501,447)
Balance at the beginning (in shares) at Dec. 31, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2024	$ 429,151	$ 429,151
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2024	37,987	37,987
Remeasurement of Class A common stock subject to possible redemption	$ 4,494					(4,494)		(4,494)
Net (loss) income							(101,682)	(101,682)
Balance at the ending at Mar. 31, 2025			$ 420		$ 155	709,503	(9,317,701)	(8,607,623)
Balance at the ending (in shares) at Mar. 31, 2025			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Mar. 31, 2025	$ 433,645
Temporary Equity, Balance at the ending (in shares) at Mar. 31, 2025	37,987
Balance at the beginning at Dec. 31, 2024			$ 420		$ 155	713,997	(9,216,019)	(8,501,447)
Balance at the beginning (in shares) at Dec. 31, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2024	$ 429,151	$ 429,151
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2024	37,987	37,987
Redemption of Class A common stock				$ (197,694,657)
Remeasurement of Class A common stock subject to possible redemption		$ 9,015						(9,015)
Net (loss) income								(1,657,426)	(53,299,432)
Balance at the ending at Jun. 30, 2025			$ 420		$ 155	704,982	(10,873,445)	(10,167,888)
Balance at the ending (in shares) at Jun. 30, 2025			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Jun. 30, 2025	$ 438,166	$ 438,166
Temporary Equity, Balance at the ending (in shares) at Jun. 30, 2025	37,987	37,987
Balance at the beginning at Mar. 31, 2025			$ 420		$ 155	709,503	(9,317,701)	(8,607,623)
Balance at the beginning (in shares) at Mar. 31, 2025			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Mar. 31, 2025	$ 433,645
Temporary Equity, Balance at the beginning (in shares) at Mar. 31, 2025	37,987
Remeasurement of Class A common stock subject to possible redemption	$ 4,521					(4,521)		(4,521)
Remeasurement of Class A common stock subject to possible redemption								(4,521)
Net (loss) income							(1,555,744)	(1,555,744)	$ (15,882,522)
Balance at the ending at Jun. 30, 2025			$ 420		$ 155	$ 704,982	$ (10,873,445)	$ (10,167,888)
Balance at the ending (in shares) at Jun. 30, 2025			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Jun. 30, 2025	$ 438,166	$ 438,166
Temporary Equity, Balance at the ending (in shares) at Jun. 30, 2025	37,987	37,987